Summary of Significant Accounting Policies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Basis Of Presentation [abstract]
Cash and cash equivalents maturity period	3 months
Short term cash equivalent	$ 1
Cash equivalents		$ 0
Depletion base on expected production, years	10 years
Expected life of mine properties	10 years
Impairment loss	$ 0